FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Series A Warrants [Member]
SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES VALUATION MODEL

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

	June 30, 2024	December 31, 2023
Exercise price	$1,000	$1,000
Share price	$8.24	$31.70
Time to maturity	3.9 years	4.4 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	3.90%	4.0%
Dividend yield	-	-

Series B Warrants [Member]
SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES VALUATION MODEL

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

	June 30, 2024	December 31, 2023
Exercise price	$1,000	$1,000
Share price	$8.24	$31.70
Time to maturity	0.9 years	1.4 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.3%	4.0%
Dividend yield	-	-

Series A-B Placement Agent Warrants [Member]
SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES VALUATION MODEL

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

	June 30, 2024	December 31, 2023
Exercise price	$1,250	$1,250
Share price	$8.24	$31.70
Time to maturity	3.9 years	4.4 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	3.9%	4.0%
	-	-

Series C Placement Agent Warrants [Member]
SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES VALUATION MODEL

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

	June 30, 2024	December 31, 2023
Exercise price	$400	$400
Share price	$8.24	$31.70
Time to maturity	3.74 years	4.2 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.49%	4.0%
Dividend yield	-	-